BUSINESS COMBINATIONS - Preliminary values allocated to identifiable intangible assets and their estimated useful lives (Details) - USD ($) $ in Thousands	Feb. 05, 2021	Nov. 10, 2020	Jun. 25, 2020
Business Acquisition [Line Items]
Intangible assets			$ 148,750
Merisant and Mafco Worldwide
Business Acquisition [Line Items]
Intangible assets			148,750
Merisant and Mafco Worldwide | Product formulations
Business Acquisition [Line Items]
Intangible assets			10,700
Merisant and Mafco Worldwide | Customer relationships
Business Acquisition [Line Items]
Intangible assets			$ 47,359
Merisant and Mafco Worldwide | Customer relationships | Minimum
Business Acquisition [Line Items]
Useful life (in Years)			6 months
Merisant and Mafco Worldwide | Customer relationships | Maximum
Business Acquisition [Line Items]
Useful life (in Years)			10 years
Merisant and Mafco Worldwide | Tradenames
Business Acquisition [Line Items]
Intangible assets			$ 90,691
Useful life (in Years)			25 years
Swerve
Business Acquisition [Line Items]
Intangible assets		$ 36,300
Swerve | Customer relationships
Business Acquisition [Line Items]
Intangible assets		$ 3,200
Useful life (in Years)		10 years
Swerve | Tradenames
Business Acquisition [Line Items]
Intangible assets		$ 33,100
Useful life (in Years)		25 years
Wholesome
Business Acquisition [Line Items]
Intangible assets	$ 106,400
Wholesome | Customer relationships
Business Acquisition [Line Items]
Intangible assets	$ 57,600
Useful life (in Years)	10 years
Wholesome | Tradenames
Business Acquisition [Line Items]
Intangible assets	$ 48,800
Useful life (in Years)	25 years